Investment Contracts	12 Months Ended
Dec. 31, 2022
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Investment Contracts
16	INVESTMENT CONTRACTS

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Investment contracts with discretionary participating features (“DPF”) at amortised cost	71,970	68,544
Investment contracts without DPF
- At amortised cost	302,772	245,041
- At fair value through profit or loss	7	9

Total	374,749	313,594

The table below presents movements of investment contracts with DPF:

	2022 RMB million	2021 RMB million
As at 1 January	68,544	64,950
Deposits received	4,498	4,910
Deposits withdrawn, payments on death and other benefits	(2,533)	(2,711)
Policy fees deducted from account balances	(42)	(41)
Interest credited	1,503	1,436

As at 31 December	71,970	68,544